Quarterly Holdings Report

for

Fidelity® High Dividend ETF

April 30, 2019

T17-QTLY-0619

1.9880050.102

Schedule of Investments April 30, 2019 (Unaudited)

Showing Percentage of Net Assets

Common Stocks – 99.4%

	Shares	Value
COMMUNICATION SERVICES – 3.0%
Diversified Telecommunication Services – 0.8%
AT&T, Inc.	38,588	$1,194,685
CenturyLink, Inc.	23,878	272,687
Verizon Communications, Inc.	21,676	1,239,650

		2,707,022

Entertainment – 0.8%
Activision Blizzard, Inc.	9,483	457,175
Cinemark Holdings, Inc.	7,963	334,844
The Walt Disney Co.	8,600	1,177,942
Viacom, Inc. Class B	11,928	344,839
World Wrestling Entertainment, Inc. Class A	3,926	329,195

		2,643,995

Media – 1.3%
Cable One, Inc.	371	393,457
CBS Corp. Class B	7,562	387,704
Comcast Corp. Class A	26,155	1,138,527
Fox Corp. Class A (a)	4,062	158,377
Nexstar Media Group, Inc. Class A	3,913	458,017
Omnicom Group, Inc.	4,835	386,945
Sirius XM Holdings, Inc.	58,085	337,474
The Interpublic Group of Cos., Inc.	15,083	346,909
The New York Times Co. Class A	12,588	417,292
Tribune Media Co. Class A	7,046	325,525

		4,350,227

Wireless Telecommunication Services – 0.1%
Telephone & Data Systems, Inc.	8,907	283,955

TOTAL COMMUNICATION SERVICES		9,985,199

CONSUMER DISCRETIONARY – 3.6%
Automobiles – 0.5%
Ford Motor Co.	78,000	815,100
General Motors Co.	19,268	750,488

		1,565,588

Hotels, Restaurants & Leisure – 0.9%
Las Vegas Sands Corp.	10,813	725,012
McDonald’s Corp.	6,270	1,238,764
Starbucks Corp.	13,149	1,021,414

		2,985,190

Household Durables – 0.1%
Persimmon PLC	17,184	501,041

Multiline Retail – 0.4%
Macy’s, Inc.	21,706	510,959
Target Corp.	9,544	738,897

		1,249,856

Specialty Retail – 1.2%
L Brands, Inc.	20,240	518,954
Lowe’s Cos., Inc.	9,007	1,019,052
The Home Depot, Inc.	7,708	1,570,119
The TJX Cos., Inc.	16,245	891,526

		3,999,651

	Shares	Value
Textiles, Apparel & Luxury Goods – 0.5%
NIKE, Inc. Class B	11,973	$1,051,589
Pandora A/S	12,373	518,988

		1,570,577

TOTAL CONSUMER DISCRETIONARY		11,871,903

CONSUMER STAPLES – 13.8%
Beverages – 2.4%
PepsiCo, Inc.	62,491	8,001,973

Food Products – 1.2%
The Kraft Heinz Co.	113,583	3,775,499

Household Products – 2.7%
The Procter & Gamble Co.	83,222	8,861,479

Tobacco – 7.5%
Altria Group, Inc.	126,071	6,849,437
British American Tobacco PLC	144,167	5,621,015
Imperial Brands PLC	153,951	4,890,322
Philip Morris International, Inc.	85,289	7,382,616

		24,743,390

TOTAL CONSUMER STAPLES		45,382,341

ENERGY – 11.8%
Energy Equipment & Services – 1.7%
Schlumberger Ltd.	130,517	5,570,466

Oil, Gas & Consumable Fuels – 10.1%
Chevron Corp.	66,945	8,037,417
Exxon Mobil Corp.	119,862	9,622,521
Kinder Morgan, Inc.	300,696	5,974,829
Occidental Petroleum Corp.	84,478	4,974,065
Targa Resources Corp.	119,574	4,800,896

		33,409,728

TOTAL ENERGY		38,980,194

FINANCIALS – 20.6%
Banks – 7.6%
Bank of America Corp.	268,727	8,217,672
JPMorgan Chase & Co.	83,855	9,731,373
Wells Fargo & Co.	143,406	6,942,284

		24,891,329

Insurance – 4.8%
MetLife, Inc.	110,129	5,080,251
Old Republic International Corp.	225,852	5,050,050
Prudential Financial, Inc.	53,817	5,688,995

		15,819,296

Mortgage Real Estate Investment Trust (REITs) – 8.2%
AGNC Investment Corp.	257,646	4,583,522
Annaly Capital Management, Inc.	447,917	4,519,483
Chimera Investment Corp.	237,708	4,556,862
MFA Financial, Inc.	616,751	4,631,800
New Residential Investment Corp.	269,297	4,526,883
Two Harbors Investment Corp.	310,164	4,298,873

		27,117,423

TOTAL FINANCIALS		67,828,048

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Common Stocks – continued

	Shares	Value
HEALTH CARE – 7.5%
Biotechnology – 2.5%
AbbVie, Inc.	35,953	$2,854,309
Amgen, Inc.	15,374	2,756,866
Gilead Sciences, Inc.	38,389	2,496,820

		8,107,995

Health Care Providers & Services – 0.7%
Cardinal Health, Inc.	43,848	2,135,836

Pharmaceuticals – 4.3%
Bristol-Myers Squibb Co.	53,105	2,465,665
Johnson & Johnson	33,407	4,717,068
Merck & Co., Inc.	45,415	3,574,615
Pfizer, Inc.	87,680	3,560,685

		14,318,033

TOTAL HEALTH CARE		24,561,864

INDUSTRIALS – 3.2%
Aerospace & Defense – 0.8%
Lockheed Martin Corp.	1,915	638,327
The Boeing Co.	2,774	1,047,712
United Technologies Corp.	5,506	785,211

		2,471,250

Air Freight & Logistics – 0.2%
Royal Mail PLC	77,813	256,511
United Parcel Service, Inc. Class B	5,294	562,329

		818,840

Airlines – 0.1%
Delta Air Lines, Inc.	7,958	463,872

Building Products – 0.1%
Johnson Controls International PLC	11,711	439,163

Electrical Equipment – 0.3%
Eaton Corp. PLC	5,274	436,793
Emerson Electric Co.	6,847	486,068

		922,861

Industrial Conglomerates – 0.6%
3M Co.	3,652	692,091
Honeywell International, Inc.	4,783	830,472
Jardine Matheson Holdings Ltd.	3,966	260,963
Jardine Strategic Holdings Ltd.	6,900	260,958

		2,044,484

Machinery – 0.5%
Caterpillar, Inc.	4,350	606,477
Illinois Tool Works, Inc.	3,217	500,662
PACCAR, Inc.	5,533	396,550

		1,503,689

Professional Services – 0.1%
Randstad N.V.	5,674	324,053

Road & Rail – 0.4%
Norfolk Southern Corp.	2,685	547,794
Union Pacific Corp.	4,615	817,039

		1,364,833

	Shares	Value
Transportation Infrastructure – 0.1%
Macquarie Infrastructure Corp.	6,642	$269,067

TOTAL INDUSTRIALS		10,622,112

INFORMATION TECHNOLOGY – 15.3%
Communications Equipment – 1.2%
Cisco Systems, Inc.	70,817	3,962,211

IT Services – 0.8%
International Business Machines Corp.	19,317	2,709,596

Semiconductors & Semiconductor Equipment – 4.6%
Applied Materials, Inc.	48,978	2,158,460
Broadcom, Inc.	9,335	2,972,264
Intel Corp.	71,389	3,643,695
QUALCOMM, Inc.	42,185	3,633,394
Texas Instruments, Inc.	23,730	2,796,106

		15,203,919

Software – 3.7%
Micro Focus International PLC	69,487	1,755,868
Microsoft Corp.	78,578	10,262,287

		12,018,155

Technology Hardware, Storage & Peripherals – 5.0%
Apple, Inc.	46,499	9,330,954
Hewlett Packard Enterprise Co.	114,336	1,807,652
HP, Inc.	85,525	1,706,224
Seagate Technology PLC	38,257	1,848,578
Western Digital Corp.	37,897	1,937,295

		16,630,703

TOTAL INFORMATION TECHNOLOGY		50,524,584

REAL ESTATE – 10.1%
Equity Real Estate Investment Trusts (REITs) – 9.5%
American Tower Corp.	17,028	3,325,568
Crown Castle International Corp.	22,302	2,805,146
Iron Mountain, Inc.	57,833	1,878,416
Kimco Realty Corp.	124,003	2,156,412
Park Hotels & Resorts, Inc.	69,715	2,236,457
Prologis, Inc.	36,887	2,828,126
Public Storage	11,325	2,504,863
Sabra Health Care REIT, Inc.	100,582	1,967,384
Senior Housing Properties Trust	149,651	1,201,698
Simon Property Group, Inc.	14,840	2,577,708
Spirit Realty Capital, Inc.	51,936	2,101,331
Uniti Group, Inc.	103,671	1,139,344
Welltower, Inc.	30,646	2,284,046
Weyerhaeuser Co.	86,107	2,307,668

		31,314,167

Real Estate Management & Development – 0.6%
Hongkong Land Holdings Ltd.	282,938	1,972,078

TOTAL REAL ESTATE		33,286,245

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Schedule of Investments (Unaudited) – continued

Common Stocks – continued

	Shares	Value
UTILITIES – 10.5%
Electric Utilities – 9.1%
Duke Energy Corp.	49,321	$4,494,130
Edison International	66,581	4,245,870
Exelon Corp.	86,501	4,407,226
NextEra Energy, Inc.	25,842	5,024,718
PPL Corp.	122,706	3,829,654
SSE PLC	232,094	3,463,837
The Southern Co.	85,944	4,573,940

		30,039,375

Multi-Utilities – 1.4%
Dominion Energy, Inc.	60,288	4,694,626

TOTAL UTILITIES		34,734,001

TOTAL COMMON STOCKS (Cost $315,471,659)		327,776,491

Money Market Funds – 0.3%

	Shares	Value
Fidelity Cash Central Fund, 2.49% (b) (Cost $980,984)	980,788	$980,985

TOTAL INVESTMENT IN SECURITIES – 99.7% (Cost $316,452,643)		328,757,476

NET OTHER ASSETS (LIABILITIES) – 0.3%		926,949

NET ASSETS – 100.0%		$329,684,425

Legend

(a)	Non-income producing.

(b)	Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund’s holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund’s financial statements are available on the SEC’s website or upon request.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned

Fidelity Cash Central Fund	$7,144

Fidelity Securities Lending Cash Central Fund	5,749

Total	$12,893

Amounts in the income column in the above table include any capital gain distributions from underlying funds.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund’s investments to the Fair Value Committee (the Committee) established by the Fund’s investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund’s valuation policies and procedures and reports to the Board on the Committee’s activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund’s investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 – quoted prices in active markets for identical investments: Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 – unobservable inputs (including the Fund’s own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund’s investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

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Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semiannual or annual shareholder report.

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The fund’s schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund’s shareholders. For more information regarding the fund and its holdings, please see the fund’s most recent prospectus and semiannual report.

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